Document and Entity Information	Jun. 16, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	0001227155
Amendment Flag	false
Document Creation Date	Jun. 16, 2017
Document Effective Date	Jun. 16, 2017
Prospectus Date	Feb. 28, 2017
Tax Exempt Portfolio | Administrative Class
Prospectus:
Trading Symbol	MXAXX
Tax Exempt Portfolio | Advisory Class
Prospectus:
Trading Symbol	MADXX
Tax Exempt Portfolio | Investor Class
Prospectus:
Trading Symbol	MXIXX
Tax Exempt Portfolio | Participant Class
Prospectus:
Trading Symbol	MXPXX
Tax Exempt Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MXSXX
Tax Exempt Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MTMXX
Institutional Class Prospectus | Tax Exempt Portfolio | Institutional Class
Prospectus:
Trading Symbol	MTXXX